Exhibit 99.1
MONTHLY DISTRIBUTION STATEMENT TO CERTIFICATEHOLDERS

HSBC Home Equity Loan Trust (USA) 2007-1

Distribution Number	8
Beginning Date of Collection Period	1-Nov-07
Ending Date of Collection Period	30-Nov-07
Distribution Date	20-Dec-07
Previous Distribution Date	20-Nov-07
Floating-Rate Certificates Interest Period Beginning On	20-Nov-07
Floating-Rate Certificates Interest Period Ending On	19-Dec-07

Funds Disbursement
Collected Funds (including Servicing Fee)	15,142,234.53
Available Distribution Amount	14,776,983.48
Principal Collections	9,241,741.82

Net Interest Collections	5,535,241.66

Interest Collections	5,900,492.71
Principal recoveries	0.00
Compensating Interest	0.00
Servicing Fee (after Compensating Interest)	365,251.05

Disbursements	15,142,234.53
Current Interest and Interest Carryforward Amount Distributed to Certificateholders	3,060,131.48
Principal Distribution Amount to Certificateholders	9,265,281.18
Unpaid Realized Loss Amount to Certificateholders	0.00
Net Rate Carryover Amount to Certificateholders	0.00
Remaining Available Distribution Amount to Class R Certificateholder	2,451,570.82
Servicing Fee after Compensating Interest (to Servicer)	365,251.05

Other payments or reimbursements to Servicer pursuant to Section 3.03	0.00

Pool Balance
Beginning Pool Balance	876,602,509.91
Principal Collections (including repurchases)	9,241,741.82
Realized Loss	23,539.36
Ending Pool Balance	867,337,228.73

Certificate Balance
Beginning Certificate Balance	705,295,954.59
Certificate Paydown	9,265,281.18
Applied Realized Loss Amount	0.00
Ending Certificate Balance	696,030,673.41

Collateral Performance
Cash yield (% of beginning balance, annualized)	8.08%
Loss rate (% of beginning balance, net of principal recoveries)	0.03%
Net yield	8.05%
Realized Losses (including recoveries)	23,539.36
Cumulative Realized Losses	71,875.34
Cumulative Loss Percentage	0.01%
Delinquent Loans:
One payment principal balance of loans	9,154,230.22
One payment number of loans	83
Two payments principal balance of loans	1,932,754.76
Two payments number of loans	18
Three payments plus principal balance of loans	4,699,251.82
Three payments plus number of loans	37
One Payment Delinquency Percentage (for related Collection Period)	1.06%
Two Payment Delinquency Percentage (for related Collection Period)	0.22%
Two Payment Plus Delinquency Percentage (for related Collection Period)	0.76%
Two Payment Plus Rolling Average (for such Distribution Date)	0.58%
Three Payment Plus Delinquency Percentage (for related Collection Period)	0.54%

Aggregate Principal Balance of Loans that were restructured during such Collection Period	4,372,826.20
Aggregate Principal Balance of Loans restructured in Collection Period as % of EOP Pool Balance	0.50%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	-
Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	-
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	-
Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	7,990
Number outstanding end of period	7,913
Principal balance of all REO as of the end of the Collection Period	0.00
Number of loans that went into REO during the Collection Period	-
Principal balance of loans that went into REO during the Collection Period	0.00

Overcollateralization
Beginning OC Amount	171,306,555.32
Realized Loss	23,539.36
OC Release Amount	0.00
Extra Principal Distribution Amount	23,539.36

Ending OC Amount	171,306,555.32

Target OC Amount	171,306,555.32
Interim OC Amount	171,283,015.96
Interim OC Deficiency	23,539.36

Monthly Excess Cashflow	2,475,110.18

Other
Stepdown	No
Credit Support Depletion Date Achieved	No
Trigger Event	No
Servicer Termination Event	No
Original Certificate Balance	810,400,000.00
Total EOP Certificate Principal Amount divided by Total Original Certificate Principal Amount	85.887299%
Total EOP Certificate Principal Amount divided by Total Original Certificate Principal Amount <15.00%	No
Certificate Group 1 Percentage	34.650034650%
Certificate Group 2 Percentage	65.349965350%

Interest Calculations
1 month LIBOR	4.74000%

Class A-S Formula Rate (1-mo. Libor plus 20 bps)	4.94000%
Class A-S Pass-Through Rate	4.94000%
Class A-M Formula Rate (1-mo. Libor plus 24 bps)	4.98000%
Class A-M Pass-Through Rate	4.98000%
Class A-1F Formula Rate (5.91%)	5.91000%
Class A-1F Pass-Through Rate	5.91000%
Class A-1V Formula Rate (1-mo. Libor plus 11 bps)	4.85000%
Class A-1V Pass-Through Rate	4.85000%
Class A-2F Formula Rate (5.60%)	5.60000%
Class A-2F Pass-Through Rate	5.60000%
Class A-2V Formula Rate (1-mo. Libor plus 18 bps)	4.92000%
Class A-2V Pass-Through Rate	4.92000%
Class A-3F Formula Rate (5.73%)	5.73000%
Class A-3F Pass-Through Rate	5.73000%
Class A-3V Formula Rate (1-mo. Libor plus 24 bps)	4.98000%
Class A-3V Pass-Through Rate	4.98000%
Class A-4 Formula Rate (1-mo. Libor plus 36 bps)	5.10000%
Class A-4 Pass-Through Rate	5.10000%
Class M-1 Formula Rate (1-mo. Libor plus 38 bps)	5.12000%
Class M-1 Pass-Through Rate	5.12000%
Class M-2 Formula Rate (1-mo. Libor plus 48 bps)	5.22000%

Class M-2 Pass-Through Rate	5.22000%

Net Rate Cap for Fixed Rate Certificates	7.79310%
Net Rate Cap for Floating Rate Certificates	7.79310%

Class A-S Certficateholder's Statement

A. Information on Distributions
Original Class A-S Certificate Balance	200,000,000.00
1. Total Distributions per $1,000	16.358666
2. Principal Distribution per $1,000	12.841693
3. Interest Distribution per $1,000	3.516974

B. Calculation of Class A-S Interest
1. Class A-S Pass-Through Rate	4.94000%
2. Days in Accrual Period	30
3. Class A-S Interest Due	703,394.78
4. Class A-S Interest Paid	703,394.78
5. Class A-S Interest Carry Forward Amount Due	0.00
6. Class A-S Interest Carry Forward Amount Paid	0.00
7. Class A-S Net Rate Carryover Amount Due	0.00
8. Class A-S Net Rate Carryover Amount Paid	0.00
9. Class A-S Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-S Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-S Principal
1. Class A-S Certificate Principal Amount, BOP	170,865,129.48
2. Class A-S Principal Due	2,568,338.51
3. Class A-S Principal Paid	2,568,338.51
4. Class A-S Certificate Principal Amount, EOP	168,296,790.97
5. Class A-S Certificate Principal Amount as a % of Original Class A-S Certificate Principal Amount, EOP	84.148395%
6. Class A-S Certificate Principal Amount as a % of the Pool Balance, EOP	19.403847%
7. Class A-S Certificate principal distribution percentage	27.720027705%

Class A-M Certficateholder's Statement

A. Information on Distributions
Original Class A-M Certificate Balance	50,000,000.00
1. Total Distributions per $1,000	16.387144
2. Principal Distribution per $1,000	12.841693
3. Interest Distribution per $1,000	3.545451

B. Calculation of Class A-M Interest
1. Class A-M Pass-Through Rate	4.98000%
2. Days in Accrual Period	30

3. Class A-M Interest Due	177,272.57
4. Class A-M Interest Paid	177,272.57
5. Class A-M Interest Carry Forward Amount Due	0.00
6. Class A-M Interest Carry Forward Amount Paid	0.00
7. Class A-M Net Rate Carryover Amount Due	0.00
8. Class A-M Net Rate Carryover Amount Paid	0.00
9. Class A-M Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-M Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-M Principal
1. Class A-M Certificate Principal Amount, BOP	42,716,282.38
2. Class A-M Principal Due	642,084.63
3. Class A-M Principal Paid	642,084.63
4. Class A-M Certificate Principal Amount, EOP	42,074,197.75
5. Class A-M Certificate Principal Amount as a % of Original Class A-M Certificate Principal Amount, EOP	84.148396%
6. Class A-M Certificate Principal Amount as a % of the Pool Balance, EOP	4.850962%
7. Class A-M Certificate principal distribution percentage	6.930006953%

Class A-1F Certficateholder's Statement

A. Information on Distributions
Original Class A-1F Certificate Balance	144,100,000.00
1. Total Distributions per $1,000	26.971210
2. Principal Distribution per $1,000	23.350783
3. Interest Distribution per $1,000	3.620427

B. Calculation of Class A-1F Interest
1. Class A-1F Pass-Through Rate	5.91000%
2. Days in Accrual Period	30
3. Class A-1F Interest Due	521,703.48
4. Class A-1F Interest Paid	521,703.48
5. Class A-1F Interest Carry Forward Amount Due	0.00
6. Class A-1F Interest Carry Forward Amount Paid	0.00
7. Class A-1F Net Rate Carryover Amount Due	0.00
8. Class A-1F Net Rate Carryover Amount Paid	0.00
9. Class A-1F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1F Principal
1. Class A-1F Certificate Principal Amount, BOP	105,929,639.83
2. Class A-1F Principal Due	3,364,847.83
3. Class A-1F Principal Paid	3,364,847.83
4. Class A-1F Certificate Principal Amount, EOP	102,564,792.00
5. Class A-1F Certificate Principal Amount as a % of Original Class A-1F Certificate Principal Amount, EOP	71.176122%

6. Class A-1F Certificate Principal Amount as a % of the Pool Balance, EOP	11.825250%
7. Class A-1F Certificate principal distribution percentage	36.316737341%

Class A-1V Certficateholder's Statement

A. Information on Distributions
Original Class A-1V Certificate Balance	115,200,000.00
1. Total Distributions per $1,000	26.321861
2. Principal Distribution per $1,000	23.350783
3. Interest Distribution per $1,000	2.971078

B. Calculation of Class A-1V Interest
1. Class A-1V Pass-Through Rate	4.85000%
2. Days in Accrual Period	30
3. Class A-1V Interest Due	342,268.15
4. Class A-1V Interest Paid	342,268.15
5. Class A-1V Interest Carry Forward Amount Due	0.00
6. Class A-1V Interest Carry Forward Amount Paid	0.00
7. Class A-1V Net Rate Carryover Amount Due	0.00
8. Class A-1V Net Rate Carryover Amount Paid	0.00
9. Class A-1V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-1V Principal
1. Class A-1V Certificate Principal Amount, BOP	84,684,902.90
2. Class A-1V Principal Due	2,690,010.21
3. Class A-1V Principal Paid	2,690,010.21
4. Class A-1V Certificate Principal Amount, EOP	81,994,892.69
5. Class A-1V Certificate Principal Amount as a % of Original Class A- 1V Certificate Principal Amount, EOP	71.176122%
6. Class A-1V Certificate Principal Amount as a % of the Pool Balance, EOP	9.453635%
7. Class A-1V Certificate principal distribution percentage	29.033228002%

Class A-2F Certficateholder's Statement

A. Information on Distributions
Original Class A-2F Certificate Balance	34,400,000.00
1. Total Distributions per $1,000	4.666667
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.666667

B. Calculation of Class A-2F Interest
1. Class A-2F Pass-Through Rate	5.60000%
2. Days in Accrual Period	30

3. Class A-2F Interest Due	160,533.33
4. Class A-2F Interest Paid	160,533.33
5. Class A-2F Interest Carry Forward Amount Due	0.00
6. Class A-2F Interest Carry Forward Amount Paid	0.00
7. Class A-2F Net Rate Carryover Amount Due	0.00
8. Class A-2F Net Rate Carryover Amount Paid	0.00
9. Class A-2F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2F Principal
1. Class A-2F Certificate Principal Amount, BOP	34,400,000.00
2. Class A-2F Principal Due	0.00
3. Class A-2F Principal Paid	0.00
4. Class A-2F Certificate Principal Amount, EOP	34,400,000.00
5. Class A-2F Certificate Principal Amount as a % of Original Class A-2F Certificate Principal Amount, EOP	100.000000%
6. Class A-2F Certificate Principal Amount as a % of the Pool Balance, EOP	3.966162%
7. Class A-2F Certificate principal distribution percentage	0.000000000%

Class A-2V Certficateholder's Statement

A. Information on Distributions
Original Class A-2V Certificate Balance	28,700,000.00
1. Total Distributions per $1,000	4.100000
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.100000

B. Calculation of Class A-2V Interest
1. Class A-2V Pass-Through Rate	4.92000%
2. Days in Accrual Period	30
3. Class A-2V Interest Due	117,670.00
4. Class A-2V Interest Paid	117,670.00
5. Class A-2V Interest Carry Forward Amount Due	0.00
6. Class A-2V Interest Carry Forward Amount Paid	0.00
7. Class A-2V Net Rate Carryover Amount Due	0.00
8. Class A-2V Net Rate Carryover Amount Paid	0.00
9. Class A-2V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-2V Principal
1. Class A-2V Certificate Principal Amount, BOP	28,700,000.00
2. Class A-2V Principal Due	0.00
3. Class A-2V Principal Paid	0.00
4. Class A-2V Certificate Principal Amount, EOP	28,700,000.00
5. Class A-2V Certificate Principal Amount as a % of Original Class A- 2V Certificate Principal Amount, EOP	100.000000%

6. Class A-2V Certificate Principal Amount as a % of the Pool Balance, EOP	3.308978%
7. Class A-2V Certificate principal distribution percentage	0.000000000%

Class A-3F Certficateholder's Statement

A. Information on Distributions
Original Class A-3F Certificate Balance	45,700,000.00
1. Total Distributions per $1,000	4.775000
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.775000

B. Calculation of Class A-3F Interest
1. Class A-3F Pass-Through Rate	5.73000%
2. Days in Accrual Period	30
3. Class A-3F Interest Due	218,217.50
4. Class A-3F Interest Paid	218,217.50
5. Class A-3F Interest Carry Forward Amount Due	0.00
6. Class A-3F Interest Carry Forward Amount Paid	0.00
7. Class A-3F Net Rate Carryover Amount Due	0.00
8. Class A-3F Net Rate Carryover Amount Paid	0.00
9. Class A-3F Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3F Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3F Principal
1. Class A-3F Certificate Principal Amount, BOP	45,700,000.00
2. Class A-3F Principal Due	0.00
3. Class A-3F Principal Paid	0.00
4. Class A-3F Certificate Principal Amount, EOP	45,700,000.00
5. Class A-3F Certificate Principal Amount as a % of Original Class A-3F Certificate Principal Amount, EOP	100.000000%
6. Class A-3F Certificate Principal Amount as a % of the Pool Balance, EOP	5.269000%
7. Class A-3F Certificate principal distribution percentage	0.000000000%

Class A-3V Certficateholder's Statement

A. Information on Distributions
Original Class A-3V Certificate Balance	34,100,000.00
1. Total Distributions per $1,000	4.150000
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.150000

B. Calculation of Class A-3V Interest
1. Class A-3V Pass-Through Rate	4.98000%
2. Days in Accrual Period	30
3. Class A-3V Interest Due	141,515.00

4. Class A-3V Interest Paid	141,515.00
5. Class A-3V Interest Carry Forward Amount Due	0.00
6. Class A-3V Interest Carry Forward Amount Paid	0.00
7. Class A-3V Net Rate Carryover Amount Due	0.00
8. Class A-3V Net Rate Carryover Amount Paid	0.00
9. Class A-3V Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-3V Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-3V Principal
1. Class A-3V Certificate Principal Amount, BOP	34,100,000.00
2. Class A-3V Principal Due	0.00
3. Class A-3V Principal Paid	0.00
4. Class A-3V Certificate Principal Amount, EOP	34,100,000.00

5. Class A-3V Certificate Principal Amount as a % of Original Class A- 3V Certificate Principal Amount, EOP	100.000000%
6. Class A-3V Certificate Principal Amount as a % of the Pool Balance, EOP	3.931573%
7. Class A-3V Certificate principal distribution percentage	0.000000000%

Class A-4 Certficateholder's Statement

A. Information on Distributions
Original Class A-4 Certificate Balance	69,300,000.00
1. Total Distributions per $1,000	4.250000
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.250000

B. Calculation of Class A-4 Interest
1. Class A-4 Pass-Through Rate	5.10000%
2. Days in Accrual Period	30
3. Class A-4 Interest Due	294,525.00
4. Class A-4 Interest Paid	294,525.00
5. Class A-4 Interest Carry Forward Amount Due	0.00
6. Class A-4 Interest Carry Forward Amount Paid	0.00
7. Class A-4 Net Rate Carryover Amount Due	0.00
8. Class A-4 Net Rate Carryover Amount Paid	0.00
9. Class A-4 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-4 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class A-4 Principal
1. Class A-4 Certificate Principal Amount, BOP	69,300,000.00
2. Class A-4 Principal Due	0.00
3. Class A-4 Principal Paid	0.00
4. Class A-4 Certificate Principal Amount, EOP	69,300,000.00
5. Class A-4 Certificate Principal Amount as a % of Original Class A-4 Certificate Principal Amount, EOP	100.000000%

6. Class A-4 Certificate Principal Amount as a % of the Pool Balance, EOP	7.989972%
7. Class A-4 Certificate principal distribution percentage	0.000000000%

Class M-1 Certficateholder's Statement

A. Information on Distributions
Original Class M-1 Certificate Balance	44,200,000.00
1. Total Distributions per $1,000	4.266667
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.266667

B. Calculation of Class M-1 Interest

1. Class M-1 Pass-Through Rate	5.12000%
2. Days in Accrual Period	30
3. Class M-1 Interest Due	188,586.67
4. Class M-1 Interest Paid	188,586.67
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Net Rate Carryover Amount Due	0.00
8. Class M-1 Net Rate Carryover Amount Paid	0.00
9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-1 Principal

1. Class M-1 Certificate Principal Amount, BOP	44,200,000.00
2. Class M-1 Principal Due	0.00
3. Class M-1 Principal Paid	0.00
4. Class M-1 Certificate Applied Realized Loss Amount	0.00
5. Class M-1 Certificate Principal Amount, EOP	44,200,000.00
6. Class M-1 Certificate Principal Amount as a % of Original Class M-1 Certificate Principal Amount, EOP	100.000000%
7. Class M-1 Certificate Principal Amount as a % of the Pool Balance, EOP	5.096057%
8. Class M-1 Certificate principal distribution percentage	0.000000000%
9. Class M-1 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-1 Certificate Unpaid Realized Loss Amount, EOP	0.00

Class M-2 Certficateholder's Statement

A. Information on Distributions
Original Class M-2 Certificate Balance	44,700,000.00
1. Total Distributions per $1,000	4.350000
2. Principal Distribution per $1,000	0.000000
3. Interest Distribution per $1,000	4.350000

B. Calculation of Class M-2 Interest

1. Class M-2 Pass-Through Rate	5.22000%
2. Days in Accrual Period	30
3. Class M-2 Interest Due	194,445.00
4. Class M-2 Interest Paid	194,445.00
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Net Rate Carryover Amount Due	0.00
8. Class M-2 Net Rate Carryover Amount Paid	0.00
9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Net Rate Carryover Amount, EOP	0.00

C. Calculation of Class M-2 Principal

1. Class M-2 Certificate Principal Amount, BOP	44,700,000.00
2. Class M-2 Principal Due	0.00
3. Class M-2 Principal Paid	0.00
4. Class M-2 Certificate Applied Realized Loss Amount	0.00
5. Class M-2 Certificate Principal Amount, EOP	44,700,000.00
6. Class M-2 Certificate Principal Amount as a % of Original Class M-2 Certificate Principal Amount, EOP	100.000000%
7. Class M-2 Certificate Principal Amount as a % of the Pool Balance, EOP	5.153705%
8. Class M-2 Certificate principal distribution percentage	0.000000000%
9. Class M-2 Certificate Reimbursements to Unpaid Realized Loss Amount	0.00
10. Class M-2 Certificate Unpaid Realized Loss Amount, EOP	0.00

HSBC FINANCE CORPORATION,
HSBC Home Equity Loan Trust (USA) 2007-1

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Pooling and Servicing Agreement dated as of April 26, 2007 (the "Pooling and Servicing Agreement"), by and among
HSBC Home Equity Loan Corporation II, as Depositor, the Servicer,
U.S. Bank National Association, as Trustee, HSBC Bank USA, National
Association, as Administrator, and HSBC Home Equity Loan Trust (USA) 2007-1, the
Trust, does hereby certify with respect to the information set forth below as follows:

1. Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Pooling and Servicing Agreement.

2. HSBC Finance Corporation is, as of the date hereof, the
Servicer under the Pooling and Servicing Agreement.

3. The undersigned is a Servicing Officer.

4. This Certificate relates to the Distribution Date occurring on December 20, 2007.

5. As of the date hereof, to the best knowledge of the undersigned, the
Servicer has performed in all material respects all of its obligations under the
Pooling and Servicing Agreement through the Collection Period preceding such
Distribution Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination Event has occurred since the prior Determination Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 14th day of December, 2007

HSBC FINANCE CORPORATION
as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer